13F-HR
				6/30/05

					0000791214


					NONE
		1

    					A. Costas
     				203-761-9600

					invest@grandprixfund.com

      				13F-HR
      			Form 13F Holdings Report

			      UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 		 June 30, 2005

Check here if Amendment  [    ];  Amendment Number:
This Amendment (Check only one):  [        ] is a restaurant
				  	[        ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Target Investors, Inc.
Address:		15 River Road; Suite 220
			Wilton, CT  06897

13F File Number:  	 28-1727

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report is the Reporting Manager:

Name:		Robert Zuccaro
Title:		President
Phone:		203-761-9600


   Robert Zuccaro        Wilton, Connecticut             June 30, 2005

Report Type  (check only one):

[  x  ]   13F Holdings Report

[      ]	13F Notice

[      ]	13F Combination Report

List of Other Managers Reporting for this Manager:

None

I am signing this report as required by the Securities Exchange Act of 1934.


					FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	39

Form 13F Information Table Value Total:	$16,498,385

List of Other Included Managers:		None


Name of Issuer            Class      Cusip       Value (x100Shares
Bebe Stores               common     075571109   794            30000
Boyd Gaming               common     103304101   614            12000
Cerner                    common     156782104   816            12000
Click Commerce            common     18681d208   735            32000
CompuCredit               common     20478n100   754            22000
Computer Programs & Systemcommon     205306103   745            20000
Comtech                   common     205826209   816            25000
CryptoLogic               common     228906103   660            22000
Genentech                 common     368710406   803            10000
Genesco                   common     371532102   668            18000
Google                    common     38259p508   588             2000
Hansen Natural            common     411310105   1017           12000
Hi-Tech Pharmacal         common     42840b101   637            20000
Kindred Healthcare        common     494580103   594            15000
Nordstrom                 common     655664100   680            10000
Pantry                    common     698657103   697            18000
SurModics                 common     868873100   781            18000
Talx                      common     874918106   694            24000
Urban Outfitters          common     917047102   680            12000
Watsco                    common     942622200   596            14000
Advance Auto Parts        common     007514106   129             2000
Affymetrix                common     00826t108   162             3000
Boyd Gaming               common     103304101   102             2000
Brookfield Homes          common     112723101   182             4000
Building Material         common     120113105   173             2500
CB Richard Ellis Group    common     12497t101   175             4000
Cal Dive                  common     127914109   157             3000
GameStop                  common     36466r101   164             5000
Jos A Bank Clothiers      common     480838101   87              2000
KB Home                   common     4866k109    152             2000
KOS Pharmaceuticals       common     500648100   197             3000
Micros Systems            common     594901100   179             4000
Nelnet                    common     64031n108   166             5000
Patterson-UTI Energy      common     703481101   167             6000
S & P Mid Cap Dep         common     595635105   251             2000
Sociedad Quimica          common     833635105   200             2000
Southwestern Energy       common     845467109   188             4000
Toll Brothers             common     889478103   203             2000
Triad Hospitals           common     89579k109   164             3000
UGI                       common     902681105   112             4000